DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]	The following shows the changes in the derivative liability measured on a recurring basis for the six months ended June 30, 2014, and for the year ended December 31, 2013.

Derivative Liability at December 31, 2013	$696,648
Gain on Derivative Liability	(671,464)
Settlement to APIC from Conversion	(160,703)
Additions to Liability for Convertible Debt recorded as debt discount	660,796
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	118,886
Derivative Liability at June 30, 2014	$644,163
The following shows the changes in the derivative liability measured on a recurring basis for the year ended December 31, 2013.

Derivative Liability at December 31, 2012	$496,827
Gain on Derivative Liability	(151,533)
Settlement to APIC from Conversion	(256,472)
Additions to Liability for Convertible Debt recorded as debt discount	403,712
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	204,114
Derivative Liability at December 31, 2013	$696,648

Schedule of Derivative Instruments [Table Text Block]	The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at June 30, 2014 and December 31, 2013:

Derivative Liabilities:	June 30, 2014	December 31, 2013
Embedded derivative liability in convertible debt	$496,131	$156,761
Derivative liability due to tainted equity – convertible debt	129,367	391,686
Derivative liability due to tainted equity – warrants	18,665	148,201
Total Derivative Liability	$644,163	$696,648
The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at December 31, 2013 and December 31, 2012:

Derivative Liabilities:	December 31, 2013	December 31, 2012
Embedded derivative liability in convertible debt	$156,761	$82,237
Derivative liability due to tainted equity – convertible debt	391,686	208,971
Derivative liability due to tainted equity – warrants	148,201	205,619
Total Derivative Liability	$696,648	$496,827